Deferred Tax - Summary of Deferred Tax (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	€ 131	€ 101
Deferred tax liabilities, temporary differences	1,559	1,424
Deferred tax assets	131	101	€ 193
Deferred tax liabilities	1,559	1,424	1,229
Total net deferred tax liability / (asset)	1,428	1,323	1,036
Real estate [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax liabilities, temporary differences	776	663
Total net deferred tax liability / (asset)	776	663	644
Financial assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(7)	13
Deferred tax liabilities, temporary differences	1,816	2,169
Total net deferred tax liability / (asset)	1,823	2,156	1,474
Insurance and investment contracts [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(8)	(5)
Deferred tax liabilities, temporary differences	(1,410)	(1,539)
Total net deferred tax liability / (asset)	(1,402)	(1,533)	(1,470)
Deferred expenses, VOBA and other intangible assets [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	(133)	(110)
Deferred tax liabilities, temporary differences	1,573	1,323
Total net deferred tax liability / (asset)	1,706	1,433	1,774
Defined benefit plans [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	3
Deferred tax liabilities, temporary differences	(151)	(206)
Total net deferred tax liability / (asset)	(154)	(206)	(256)
Tax losses and credits carried forward [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	264	321
Deferred tax liabilities, temporary differences	(754)	(502)
Total net deferred tax liability / (asset)	(1,018)	(823)	(734)
Other [member]
Deferred tax assets and liabilities [Line Items]
Deferred tax assets, temporary differences	11	(118)
Deferred tax liabilities, temporary differences	(291)	(484)
Total net deferred tax liability / (asset)	€ (303)	€ (366)	€ (397)